Summary of Significant Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The Company's year-end is December 31; as such the year ended December 31, 2019 is referred to as "fiscal 2019", the year ended December 31, 2018 is referred to as "fiscal 2018", and the year ended December 31, 2017 is referred to as "fiscal 2017".

The accompanying consolidated financial statements are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and pursuant to the U.S. Securities and Exchange Commission ("SEC") rules. The Company included all adjustments that are necessary for the fair presentation of our financial position, results of operations, and cash flows for the periods presented. This basis of accounting differs in certain material respects from that used for the preparation of the books of account of the Company, which are prepared in accordance with the accounting principles and the relevant financial regulations applicable to enterprises with limited liabilities established in the PRC ("PRC GAAP"), the accounting standards used in the places of their domicile. The accompanying consolidated financial statements reflect necessary adjustments not recorded in the books of account of the Company to present them in conformity with U.S. GAAP.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts for AGM Holdings and all its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Foreign Currency Translation

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollar ("$"), which is the reporting currency of the Company. For the subsidiaries whose functional currencies are Renminbi ("RMB"), results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the exchange rate at the end of the period, and equity is translated at historical exchange rates. The resulting translation adjustments are included in determining other comprehensive income or loss. Transaction gains and losses are reflected in the consolidated statements of income.

The consolidated balance sheet balances, with the exception of equity at December 31, 2019, 2018 and 2017 were translated at RMB6.9630, RMB6.8764 and RMB6.5064 to $1.00, respectively. The equity accounts were stated at their historical rate. The average translation rates applied to consolidated statements of income and cash flows for the year ended December 31, 2019, 2018 and 2017 were RMB6.9074, RMB6.6146 and RMB6.7570 to $1.00, respectively.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Significant estimates and assumptions by management include, among others, useful lives and impairment of long-lived assets, allowance for doubtful accounts, and income taxes including the valuation allowance for deferred tax assets. While the Company believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents are financial assets that are either cash or highly liquid investments with an original maturity term of 90 days or less. At December 31, 2019, the Company's cash equivalents primarily consist cash in various financial institutions.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company follows the provisions of Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"). It clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity's own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the accompanying consolidated balance sheets for cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, accounts payable, accrued expenses and other payables, due to related parties, deferred revenue and income tax payable approximate their fair value based on the short-term maturity of these instruments.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable consists principally of amounts due from trade customers. Credit is extended based on an evaluation of the customer's financial condition and collateral is not generally required.

The Company maintains allowances for doubtful accounts for estimated losses from the receivable amount that cannot be collected. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, a customer's historical payment history, its current credit-worthiness and current economic trends. In determining these estimates, the Company examines historical write-offs of its receivables and reviews each client's account to identify any specific customer collection issues.

Management believes that the accounts receivable are fully collectable. Therefore, no allowance for doubtful accounts is deemed to be required on its accounts receivable at December 31, 2019 and 2018. The Company historically has not experienced uncollectible accounts from customers granted with credit sales.

Cost method investment

Cost method investment

Investments in which the Company does not have the ability to exercise significant influence and does not have any control (generally 0-20 percent ownership), are accounted for under the cost method of accounting and are included in the long-term assets on the consolidated balance sheets. The Company evaluates its cost method investment whenever events or changes in circumstance indicate that the carrying amounts of such investment may be impaired. If a decline in the value of a cost method investment is determined to be other than temporary, a loss is recorded in the current period.

Equity method investment

Equity method investment

Investments in which the Company has the ability to exercise significant influence, but do not control, are accounted for under the equity method of accounting and are included in the long-term assets on the consolidated balance sheets. Under this method of accounting, the Company's share of the net earnings or losses of the investee is presented below the income tax line on the consolidated statements of operations. The Company evaluates its equity method investment whenever events or changes in circumstance indicate that the carrying amounts of such investment may be impaired. If a decline in the value of an equity method investment is determined to be other than temporary, a loss is recorded in the current period.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Identifiable significant improvements are capitalized and expenditures for maintenance, repairs, and betterments, including replacement of minor items, are charged to expense.

Depreciation is computed based on cost, less the estimated residual value, if any, using the straight-line method over the estimated useful life. The residual value rate and useful life of property and equipment are summarized as follows:

Property and Equipment	Residual value rate	Useful life
Electronic equipment	5%	3 years
Office equipment	5%	5 years

Business Acquisition

Business Acquisition

A contingency should be recognized at its acquisition date fair value if that value can be determined. (The guidance in Topic 820 is used to determine fair value). If the acquisition-date fair value of contingency cannot be determined, then an asset or liability is recognized for the contingency if it's probable at the acquisition date that such asset or liability exists and if its amount is reasonable estimable.

A contingency is not recognized for a contingency in the accounting for a business combination if: a) its fair value cannot be determined and b) the probable and reasonably estimate criteria are not met. Instead, the contingency is disclosed and accounted for subsequent to the acquisition date in accordance with Topic 450.

Pursuant to the Acquisition Agreement, the contingent consideration consisted of compensatory arrangement for services to be performed by the officers of the acquiree, and such amounts are to be determined in the future by both parties; therefore the fair value cannot be determined at the acquisition date. The Company as an acquirer did not recognize a liability at the acquisition date.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill arises from business acquisition and is generally determined as the excess of fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquire, over the fair value of the nets assets acquired and liabilities assumed as of the acquisition date. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually or more frequently in events and circumstances exists that indicate that a goodwill impairment test should be performed.

Intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values. Goodwill is the only intangible asset with an indefinite life on our balance sheet.

Acquired intangible assets other than goodwill with finite lives are stated at cost less accumulated amortization if there is any. Intangible assets mainly represent the domain name at cost, less accumulated amortization on a straight-line basis over an estimated life of ten years.

Intangible Asset	Residual value rate	Useful life
AGM domain	0%	10 years

Impairment of Long-lived Assets

Impairment of Long-lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset's estimated fair value and carrying amount.

Lease Commitments

Lease Commitments

On January 1, 2019, the Company adopted Accounting Standards Update No. 2016-02, Leases (Topic 842) (ASU 2016-02), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use (ROU) assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Company determined if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use ("ROU") assets and short and long-term lease liabilities in our consolidated balance sheets. Finance leases are included in property and equipment, other current liabilities, and other long-term liabilities in our consolidated balance sheets.

As of adoption of ASC 842 and as of January 1, 2019, the adoption did not have an impact on the Company s financial statements as the Company did not commitment any lease that are over twelve months at time of adoption.

Revenue Recognition

Revenue Recognition

The Company adopted Accounting Standards Codification ("ASC") Topic 606, Revenue from Contracts with Customers ("ASC 606") for all years presented.   The core principle of this new revenue standard is that a company should recognize revenue when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle by the Company in its determination of revenue recognition:

●	Step 1: Identify the contract(s) with the customer;

●	Step 2: Identify the performance obligations in the contract;

●	Step 3: Determine the transaction price;

●	Step 4: Allocate the transaction price to the performance obligations in the contract; and

●	Step 5: Recognize revenue when or as the Company satisfies a performance obligation.

The Company is a software developer, engaging in the development and sale of enterprise application software, including accounting software and ERP software, and the software-related after-sales services in the PRC. Its mission is to provide easy-to use and effective solutions to minimize error, comply with the increasing regulatory complexity, accommodate transactions volumes of businesses of various sizes, and thus streamlining their accounting and finance operations.

The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate.

The Company derives revenue from the sale of the following three items: (1) packaged software products, (2) technical support plans, (3) software customization services, and bundle of products or services that may include a combination of these items. We enter into contracts with customers that include promises to transfer various products and services, which are generally capable of being distinct and accounted for as separate performance obligations. Revenue is recognized when the promised goods or services are transferred to customers, in an amount that reflects the consideration allocated to the respective performance obligation. We recorded and recognized revenues from both products and services in one account, which we present as revenues and revenues from related parties in the accompanying consolidated statements of operations and comprehensive income.

Nature of Products and Services

(1)	Software Products

The Company's packaged software products consist of accounting products, Anyiwang V series, E series and G series, and other audit assistance and information management products under the Anyiwang brand. Each packaged software product includes a perpetual software license and a one-year technical support plan. Revenue is recognized at a point in time upon the delivery of the perpetual license, and in a period of time throughout the effective period for the technical support plan, which generally is recognized over twelve month period.

(2)	Technical Support Plans

The Company sells our technical support plan either as a package with our sale of software products or separately on its own. Each technical support plan has a unified effective period of one year. Revenue is recognized in a period of time throughout the effective period for the technical support plan, generally is recognized over twelve month period.

(3)	Software Customization Services

The Company delivers its software customization services by developing customized features on the AnyiWang software products to suit customers' special needs. Upon receiving the purchase request from the customers, the Company designs, develops, tests, and implements the specified features to our software products. The Company also includes a one-year technical support plan specifically for the developed feature(s).

Customers are able to request and purchase the service together with a purchase of our software product, or separately if the customer has our software products in-use. Revenue is recognized at a point in time upon customers' acceptance of the feature(s), and revenue for the technical support plan is recognized over its service term, which generally is for twelve month period.

The Company reports revenues net of applicable sales taxes and related surcharges.

Costs of Revenues

Costs of Revenues

Our cost of revenues has two components: (1) cost of product revenue, which includes direct costs of software products; labor costs and employee benefits for software development, data testing, bug fixes and hacker prevention; research and development expenses (2) cost of services and other revenue, which reflects direct costs associated with providing services, including data center and support costs related to delivering online services.

Operating Leases

Operating Leases

The Company determines if an arrangement is a lease upon inception. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The right to control the use of an asset includes the right to obtain substantially all of the economic benefits of the underlying asset and the right to direct how and for what purpose the asset is used. Upon adoption of ASU 2016-02 and related standards, operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate present value is the Company's incremental borrowing rate or, if available, the rate implicit in the lease. The Company includes options to renew the lease as part of the right of use lease asset and liability when it is reasonably certain the Company will exercise the option. The Company also takes into considerations when certain lease contains fair value purchase and termination options with an associated penalty.

The Company reviews all leases for capital or operating classification at their inception. The Company uses its incremental borrowing rate in the assessment of lease classification and define the initial lease term to include the construction build-out period but to exclude lease extension periods. We conduct our operations primarily under operating leases as of adoption of ASC 842 and as of January 1, 2019, the adoption did not have an impact on the Company's s financial statements as the Company did not commitment any lease that are over twelve months at time of adoption.

Research and Development Expenses

Research and Development Expenses

Research and development costs are expensed as incurred. The costs primarily consist of the wage expenses incurred to continuously improve and upgrade the Company's services. Research and development expenses of the years ended December 31, 2019, 2018 and 2017 were $127,117, $1,028,249 and $398,188, respectively.

Income Taxes

Income Taxes

The Company is governed by the Income Tax Law of the PRC, Inland Revenue Ordinance of Hong Kong and the U.S. Internal Revenue Code of 1986, as amended. The Company accounts for income taxes using the asset/liability method prescribed by ASC 740, "Accounting for Income Taxes." Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Act has caused the Company's deferred income taxes to be revalued. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through income tax expense. Pursuant to the guidance within SEC Staff Accounting Bulletin No. 118 ("SAB 118"), as of December 31, 2017, the Company recognized the provisional effects of the enactment of the Act for which measurement could be reasonably estimated. Since the Company has provided a full valuation allowance against its deferred tax assets, the revaluation of the deferred tax assets did not have a material impact on any period presented. The ultimate impact of the Act may differ from these estimates due to the Company's continued analysis or further regulatory guidance that may be issued as a result of the Act.

The Company applied the provisions of ASC 740-10-50, "Accounting for Uncertainty in Income Taxes," which provides clarification related to the process associated with accounting for uncertain tax positions recognized in the Company's financial statements. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company's liability for income taxes. Any such adjustment could be material to the Company's results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. As of December 31, 2019 and 2018, the Company had uncertain tax positions accrued during 2017, and will continue to evaluate for uncertain positions in the future.

Value Added Tax

Value Added Tax

Jiangsu AnYiWang is subject to the PRC's Value Added Tax ("VAT") of 6% for providing sale of packaged software products, technical support plans, software customization services. The subsidiaries of Jiangsu AnYiWang, including Beijing AnYiWang, Changzhou AnYiWang, Lianyungang AnYiWang, Tongshan Naquan and Hubei AnYiWang, which are in the Republic of China ("PRC") and are subject to a Value Added Tax ("VAT") of 3% for providing sale of packaged software products, technical support plans, software customization services. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of software service provided. The Company reports revenue net of PRC's VAT for all the periods presented in the accompanying consolidated statements of operations.

Comprehensive Income

Comprehensive Income

ASC 220 "Comprehensive Income" established standards for reporting and display of comprehensive income, its components and accumulated balances. Components of comprehensive income include net income and foreign currency translation adjustments. For the years ended December 31, 2019, 2018 and 2017, the only component of accumulated other comprehensive income was foreign currency translation adjustments.

Related Party Transactions

Related Party Transactions

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the company's securities (ii) the Company's management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. The Company conducts business with its related parties in the ordinary course of business. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm's-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm's-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk are cash and cash equivalents, transaction monetary assets held for clients, mark to market assets for open trading positions, and accounts receivable arising from its normal business activities. The Company places its cash in what it believes to be credit-worthy financial institutions or trading platforms. The Company routinely assesses the financial strength of the customer and, based upon factors surrounding the credit risk, establishes an allowance, if required, for uncollectible accounts and, as a consequence, believes that its accounts receivable credit risk exposure beyond such allowance is limited.

Reclassification	Reclassification Certain prior year amounts have been reclassified to conform to the current period presentation. These reclassifications had no impact on the net earnings and financial position.
Earnings per Ordinary Share

Earnings per Ordinary Share

Basic earnings per ordinary share is computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders by the sum of the weighted-average number of ordinary shares outstanding and dilutive potential ordinary shares during the period.

Selling and Marketing

Selling and Marketing

Selling and marketing costs are related to promoting, advertising, and other marketing activities, and are expensed as incurred. For the years ended December 31, 2019 and 2018, the advertising expenses were $0 and $91,468, respectively.

Segment Reporting

Segment Reporting

The Company uses the "management approach" in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company's chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company's reportable segments. The Company's chief operating decision maker has been identified as the chief executive officer of the Company who reviews financial information of separate operating segments based on U.S. GAAP. The chief operating decision maker now reviews results analyzed by customer. This analysis is only presented at the revenue level with no allocation of direct or indirect costs. Consequently, the Company has determined that it has only one operating segment.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In October 2018, the FASB issued ASU 2018-17, Targeted Improvements to Related Party Guidance for Variable Interest Entities, that changes the guidance for determining whether a decision-making fee paid to a decision makers and service providers are variable interests. The guidance is effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. We will adopt this standard on its effective date of January 1, 2020. We do not expect the adoption of this ASU to have a material impact on our consolidated financial position, results of operations, cash flows, or presentation thereof.

In August 2018, the FASB issued ASU 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract. ASU 2018-15 aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, with early adoption permitted. We will adopt this standard on its effective date of January 1, 2020. We are currently evaluating the impact of this ASU on our financial position, results of operations, cash flows, or presentation thereof.

In August 2018, the FASB issued ASU 2018-13 to modify the disclosure requirements on fair value measurements. The amendments are effective beginning after December 15, 2019. An entity is permitted to early adopt any removed or modified disclosures and delay adoption of the additional disclosures until the effective date. Most amendments should be applied retrospectively, but certain amendments will be applied prospectively. The Company is in the process of assessing the impact of the standard on the Company's fair value disclosures. However, the standard is not expected to have an impact on the Company's consolidated financial position, results of operations and cash flows.

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies. Due to the tentative and preliminary nature of those proposed standards, we have not determined whether implementation of such proposed standards would be material to our consolidated financial statements.